                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.       Name and address of issuer:

                  The Diversified Investors Funds Group I

--------------------------------------------------------------------------------
2. The name of each series or class securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     [X]

--------------------------------------------------------------------------------

3.       Investment Company Act File Number:       811-7674

         Securities Act File Number:       33-61810

--------------------------------------------------------------------------------

4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2001

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                    $   7,415,921,878
                                                                                               ----------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      6,421,646,286
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                 --
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                      $6,421,646,286
                    items 5(ii) and 5(iii):                                                       -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from item
                    5(i):                                                                       $   994,275,592
                                                                                                 --------------


  (vi)              Redemption credits available for use in         $     (             )
                    future years -- if Item 5(i) is less than         ------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 x       .000092
                    (See Instruction C.9):                                                       --------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(viii)] enter "0" if no fee is due:                               =$        91,473.35
                                                                                              =================





----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

--------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$
                                                                   ------------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$
                                                                  --------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 25, 2002


         Method of Delivery:
                 [X]     Wire Transfer
                 [ ]     Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ ROBERT F. COLBY
                                  -----------------------------
                                  Robert F. Colby
                                  Secretary

Date       March 26, 2002
    ---------------------------

*Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Funds Group
For the period ended December 31, 2001

                                                        98708              98027             98049            98068
                                                                           HIGH          INTERMEDIATE
                                                       MONEY             QUALITY          GOVERNMENT         CORE BOND
KEY NOTE                                               MARKET              BOND              BOND              FUND
Proceeds from issuance of shares.............   3,172,546,555         57,779,595        59,785,995       128,554,126
Proceeds from dividends reinvested...........       9,247,340          4,960,644         4,411,086        16,193,125
                                              ---------------------------------------------------------------------------
Aggregate securities sold....................   3,101,799,895         82,740,229        64,197,082       144,747,251


Value of shares redeemed.....................   3,012,692,749         21,006,661        26,369,677        59,158,730
                                              ---------------------------------------------------------------------------
Net Change                                        169,101,146         41,733,368        37,827,405        85,592,512
                                              ===========================================================================
12/31/00 Cash Flow                                (58,906,308)          (31,110)           (86,560)         (129,775)
                                              ---------------------------------------------------------------------------
Net Change                                        110,194,839         41,702,258        37,740,645        85,462,737
                                              ===========================================================================


Calculation of Fee:
Total change                                   $  950,207,169
Per SEC .000092                                $   189,419.06
                                              ================


Per Fund                                          $ 10,137.93      $    9,636.61     $    9,472.16     $    7,662.57

                                                    98087               98718             98149            98725

                                                                        VALUE &          GROWTH &          EQUITY
KEY NOTE                                           BALANCED             INCOME           INCOME            GROWTH
Proceeds from issuance of shares.............      73,340,242        449,923,382       417,235,255       268,489,420
Proceeds from dividends reinvested...........       5,339,739          9,423,026                 0         9,728,065
                                              ------------------------------------------------------------------------
Aggregate securities sold....................      78,679,981        459,346,408       417,235,255       278,218,485


Value of shares redeemed.....................      42,191,750        341,475,440       311,991,789       162,700,650
                                              ------------------------------------------------------------------------
Net Change                                         36,486,231        117,870,966       105,243,466       115,500,827
                                              ========================================================================
12/31/00 Cash Flow                                  (141,042)         16,088,402          (435,300)        6,094,554
                                              ------------------------------------------------------------------------
Net Change                                         38,347,169        133,959,370       104,000,071       121,004,381
                                              ========================================================================


Calculation of Fee:
Total change
Per SEC .000092

Per Fund                                           $ 3,343.04       $  12,324.26     $    9,642.34     $   11,197.60


                                                    98772         98627              98788              98768

                                                   SPECIAL      AGGRESSIVE         HIGH YIELD       INTERNATIONAL
KEY NOTE                                           EQUITY         EQUITY              BOND             EQUITY
Proceeds from issuance of shares.............     898,098,004    263,768,693        47,950.747     1,328,483,983
Proceeds from dividends reinvested...........               0              0         6,383,823         3,824,061
                                              ----------------------------------------------------------------------
Aggregate securities sold....................     898,098,004    263,768,693        54,334,570     1,332,308,044


Value of shares redeemed.....................     895,405,627    203,313,692        31,654,258     1,282,682,366
                                              ----------------------------------------------------------------------
Net Change                                         32,632,376     60,474,991        22,680,311        49,625,679
                                              ======================================================================
12/31/00 Cash Flow                                 23,032,107      3,231,282           (40,008)        6,123,035
                                              ----------------------------------------------------------------------
Net Change                                         55,664,483     63,706,273        22,640,303        57,748,714
                                              ======================================================================


Calculation of Fee:
Total change
Per SEC .000092



Per Fund                                        $    5,121.13     $    5,860.90      $    2,092.91     $    5,312.00


                                                     98285             98308             98296

                                                     STOCK            MID-CAP           MID-CAP
KEY NOTE                                             INDEX            GROWTH             VALUE          TOTAL
Proceeds from issuance of shares.............     95,047,792        2,438,204           709,497     7,264,171,466
Proceeds from dividends reinvested...........        280,642           16,340                 0        69,611,891
                                              --------------------------------------------------------------------
Aggregate securities sold....................     95,931,433        2,454,541           709,497     7,333,983,358


Value of shares redeemed.....................     10,466,763          282,082            43,771     6,380,500,231
                                              --------------------------------------------------------------------
Net Change                                        75,664,671        2,172,440           665,726       953,483,126
                                              ====================================================================
12/31/00 Cash Flow                                   (75,139)                                          (9,275,957)
                                              --------------------------------------------------------------------
Net Change                                        76,700,532        2,172,449           665,726       950,207,169
                                              ====================================================================


Calculation of Fee:
Total change
Per SEC .000092



Per Fund                                       $    6,972.64      $    199.87     $        1.25      $   67,419.06


24F2 Fees
Diversified Institutional Strategic Allocation Funds
For the period ended December 31, 2001


                                                         98994            98992             98991            98993          98990
                                                         SHORT         INTERMEDIATE   LONG/INTERMEDIATE    SHORT/INT        LONG
INSTITUTIONAL SAFS                                      HORIZON          HORIZON           HORIZON          HORIZON        HORIZON
Proceeds from issuance of shares.............           1,067,688        5,663,860      7,851,150         2,969,969        5,873,636
Proceeds from dividends reinvested...........              13,093          358,239         49,203            17,740           11,943
                                              --------------------------------------------------------------------------------------
Aggregate securities sold....................           1,080,780        6,222,099      7,900,353         2,987,709        5,885,579


Value of shares redeemed.....................             505,499        1,524,046        657,408           146,223          688,212
                                              --------------------------------------------------------------------------------------
Net Change                                                575,281        4,698,053      7,242,946         2,841,845        5,197,367
                                              ======================================================================================
12/31/00 Cash Flow                                              -                -              -                 -                0
                                              --------------------------------------------------------------------------------------
Net Change                                                575,281        4,698,053      7,242,946         2,841,845        5,197,367
                                              ======================================================================================


Calculation of Fee:
Total change                                       $   20,556,132
                                              -------------------
Per SEC .000092                                    $     1,891.07
                                              ===================


Per Fund                                                  $ 52.93      $    432.22      $ 666.35         $    261.42     $    476.16


                                                    TOTAL
Proceeds from issuance of shares.............          23,626,303
Proceeds from dividends reinvested...........             450,217
                                              --------------------
Aggregate securities sold....................          24,076,520


Value of shares redeemed.....................           3,521,388
                                              --------------------
Net Change                                             20,555,132
                                              ====================
12/31/00 Cash Flow                                              0
                                              --------------------
Net Change                                             20,555,132
                                              ====================
                                                       20,555,132

Calculation of Fee:
Total change
Per SEC .000092


Per Fund                                            $    1,891.07


24F2 Fees
Stephens Institutional
For the period ended December 31, 2001

                                                       98702              98752             98982           98724           98922
                                                                                            HIGH
                                                      MONEY            INTERMEDIATE         YIELD           VALUE &         EQUITY
                                                      MARKET              BOND              BOND            INCOME          GROWTH
Proceeds from issuance of shares.............      11,002,755          9,074,778         2,103,032         8,649,766       9,524,950
Proceeds from dividends reinvested...........         405,552          2,103,078           594,566         1,273,199         720,217
                                              --------------------------------------------------------------------------------------
Aggregate securities sold....................      11,408,307         11,177,856         2,697,599         9,922,959      10,245,167


Value of shares redeemed.....................       9,396,357          7,546,296           859,931         2,963,193       7,134,053
                                              --------------------------------------------------------------------------------------
Net Change                                          2,011,950          3,631,560         1,837,668         6,959,766       3,111,114
                                              ======================================================================================
12/31/00 Cash Flow                                      1,288             12,075             1,575             6,563           2,888
                                              --------------------------------------------------------------------------------------
Net Change                                          2,013,237          3,649,635         1,839,243         6,966,328       3,114,002
                                              ======================================================================================


Calculation of Fee:
Total change                                   $   23,513,291
Per SEC .000092                                $     2,163.22
                                              =================


Per Fund                                           $ 185.22              $ 335.21       $   169.21       $    640.90     $    286.49




                                                     98962             98792         98762

                                                     SPECIAL           SELECT    INTERNATIONAL
                                                     EQUITY            EQUITY        EQUITY        TOTAL
Proceeds from issuance of shares.............       9,259,613          1,039      2,965,464      52,501,397
Proceeds from dividends reinvested...........               0              0        157,247       5,253,853
                                              -------------------------------------------------------------------
Aggregate securities sold....................       9,259,613          1,039      3,122,711      57,835,250


Value of shares redeemed.....................       1,637,477          2,076      4,809,327      34,348,710
                                              -------------------------------------------------------------------
Net Change                                          7,622,136         (1,037)    (1,686,615)     23,486,541
                                              ===================================================================
12/31/00 Cash Flow                                        525                         1,638          26,750
                                              -------------------------------------------------------------------
Net Change                                          7,622,661         (1,007)    (1,664,778)     23,513,291
                                              ===================================================================


Calculation of Fee:
Total change
Per SEC .000092



Per Fund                                            $  701.28       $ (0.10)    $   (155.00)     $ 2,163.22

24F2 Fees
Stephens Premium Class
For the period ended December 31, 2001


                                                       98701            98751               98981           98723           98921
                                                                                            HIGH
                                                      MONEY          INTERMEDIATE           YIELD           VALUE &         EQUITY
                                                      MARKET            BOND                BOND            INCOME          GROWTH
Proceeds from issuance of shares.............          26,036          2,328,940           74,301           399,919         486,107
Proceeds from dividends reinvested...........           1,567             45,700           17,481           107,100         107,825
                                              --------------------------------------------------------------------------------------
Aggregate securities sold....................          27,603          2,374,640           91,782           507,018         590,933


Value of shares redeemed.....................         147,727          3,179,018          427,634         4,149,464       3,659,961
                                              --------------------------------------------------------------------------------------
Net Change                                           (120,125)         (804,377)         (335,852)       (3,642,445)     (3,069,029)
                                              ======================================================================================
12/31/00 Cash Flow                                       -                  -                -                  -               -
                                              --------------------------------------------------------------------------------------
Net Change                                           (120,125)         (804,377)         (335,852)       (3,642,445)     (3,069,029)
                                              ======================================================================================


Calculation of Fee:
Total change                                   $  (13,444,766)
Per SEC .000092                                $    (1,236.92)
                                              =================


Per Fund                                            $ (11.05)         $  (74.00)       $ (30.90)     $  (335.10)        $   (282.35)





                                                      98961             98791            98761

                                                     SPECIAL           SELECT        INTERNATIONAL
                                                     EQUITY            EQUITY           EQUITY           TOTAL
Proceeds from issuance of shares.............         367,591                 0           223,065       3,905,959
Proceeds from dividends reinvested...........               0                 0             6,035         262,706
                                              --------------------------------------------------------------------
Aggregate securities sold....................         367,591                 0           229,101       4,188,668


Value of shares redeemed.....................       4,095,595             1,044         1,971,991      17,633,434
                                              --------------------------------------------------------------------
Net Change                                         (3,729,004)           (1,044)       (1,742,890)    (13,444,766)
                                              ====================================================================
12/31/00 Cash Flow                                     -                 -               -                -
                                              --------------------------------------------------------------------
Net Change                                         (3,729,004)           (1,044)       (1,742,890)    (13,444,766)
                                              ====================================================================


Calculation of Fee:
Total change
Per SEC .000092



Per Fund                                           $ (349.07)       $(0.10)     $   (160.35)   $  (1,236.92)

                                     Page 2